General and Administrative Expenses	12 Months Ended
Dec. 31, 2023
General and Administrative Expenses
General and Administrative Expenses

17. General and Administrative Expenses

An analysis of general and administrative expenses is as follows:

	For the year ended December 31,
	2021	2022	2023
Employee costs	16,079	18,343	12,691
Share-based compensation (Note 22)	3,032	760	1,357
Amortization of long-term employee benefits	684	2,332	3,272
Other expenses	23,518	13,572	17,614
Total	43,313	35,007	34,934

On April 1, 2021, the Company granted $3,355 of cash settled awards to selected employees, in consideration of their key roles in the Company’s operations and their continuing commitment to its success. This grant will be settled in cash three years after the grant date, i.e., in April 2024. It is subject to the employees’ continuing employment with the Company.

On April 1, 2022, the Company granted $6,000 of cash settled awards to selected employees, in consideration of their key roles in the Company’s operations and their continuing commitment to its success. This grant will be settled 25% on each of the first and second anniversary (April 1 of 2023 and 2024, respectively) and 50% on the third anniversary (April 1, 2025), without performance conditions. This grant is subject to the employees’ continuing employment with the Company.

On April 1, 2023, the Company granted $5,976 of cash settled awards to selected employees, in consideration of their key roles in the Company’s operations and their continuing commitment to its success. This grant will be settled 25% on each of the first and second anniversary (April 1 of 2024 and 2025, respectively) and 50% on the third anniversary (April 1, 2026), without performance conditions. This grant is subject to the employees’ continuing employment with the Company. These obligations are measured as the present value of expected future payments to be made with any unwind in the discount reflected in the consolidated statement of profit or loss. The expense of the period is included in Amortization of long-term employee benefits in the table above.

Other expenses include legal and professional costs relating to the Transaction of $4,344 for the year ended December 31, 2023. Other expenses include legal and professional costs relating to the 2021 Transaction of $136 for the year ended December 31, 2022 and $10,698 for the year ended December 31, 2021.